Redeemable Noncontrolling Interest (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Redeemable Noncontrolling Interest [Line Items]
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	$ 3,656	$ 3,656
Net loss attributable to the redeemable noncontrolling interest	143	617	$ 430
Valuation Gain On Financial Liability	$ 0	$ 0	1,255
Warrant obligation [Member]
Redeemable Noncontrolling Interest [Line Items]
Valuation Gain On Financial Liability			$ 1,255